Royalty, stream and working interests (Tables)	12 Months Ended
Dec. 31, 2020
Royalty, stream and working interests
Disclosure of detailed information about royalty, stream and working interest, net

			Impairment
		Accumulated	(charges)
As at December 31, 2020	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,049.2	$(642.3)	$—	$406.9
Streams	4,346.6	(1,702.6)	9.6	2,653.6
Energy	1,944.7	(462.4)	(267.7)	1,214.6
Advanced	343.0	(49.0)	—	294.0
Exploration	76.1	(13.1)	—	63.0
	$7,759.6	$(2,869.4)	$(258.1)	$4,632.1
1.	Accumulated depletion includes previously recognized impairment charges.

			Impairments
		Accumulated	(charges)
As at December 31, 2019	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,035.7	$(620.1)	$—	$415.6
Streams	4,346.3	(1,542.3)	—	2,804.0
Energy	1,756.4	(402.8)	—	1,353.6
Advanced	203.2	(32.3)	—	170.9
Exploration	66.2	(12.5)	—	53.7
	$7,407.8	$(2,610.0)	$—	$4,797.8

1.	Accumulated depletion includes previously recognized impairment charges.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2019	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6
Additions (note 4)	—	—	419.0	46.0	11.9	476.9
Transfers	5.9	—	—	(5.9)	—	—
Depletion	(46.0)	(163.6)	(49.0)	(0.9)	(0.2)	(259.7)
Impact of foreign exchange	5.6	—	17.0	1.9	0.5	25.0
Balance at December 31, 2019	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8
Additions (note 4)	18.8	—	170.2	118.6	8.2	315.8
Transfers	(1.2)	—	—	1.2	—	—
Impairment (charges) and reversals	—	9.6	(267.7)	—	—	(258.1)
Depletion	(31.5)	(160.0)	(44.9)	(2.1)	(0.2)	(238.7)
Impact of foreign exchange	5.2	—	3.4	5.4	1.3	15.3
Balance at December 31, 2020	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1

Schedule of maturity of cash flow determined on the basis of forecasted WTI oil prices

						Average
						Annual
	Remainder of					Increase
	2020	2021	2022	2023	2024	Thereafter
WTI oil price (US$/barrel)	$30.00	$41.18	$49.88	$55.87	$57.98	2%

Schedule of key assumptions and sensitivity analysis

	Increase (Decrease) to Impairment Charges
	1% Increase	1% Decrease	10% Decrease	10% Increase
	in the	in the	in WTI Oil	in WTI Oil
	Discount Rate	Discount Rate	Price	Price
SCOOP/STACK	$34.1	$(39.9)	$37.8	$(37.3)
Weyburn, including oil well equipment	16.9	(19.1)	39.8	(39.0)
	$51.0	$(59.0)	$77.6	$(76.3)

Scheduled cash flow maturity of forecasted gold prices

	2021	2022	2023	2024
Gold price (US$/ounce)	$1,910	$1,886	$1,831	$1,681

Streams
Royalty, stream and working interests
Schedule of impairments of Royalty, Stream and Working Interests, Net

	Impairment
	reversal	Recoverable
	amount	amount
Royalty, stream and working interests, net
Mine Waste Solutions	$(9.6)	$114.8
	$(9.6)	$114.8

Energy assets
Royalty, stream and working interests
Schedule of impairments of Royalty, Stream and Working Interests, Net

	Impairment	Recoverable
	amount	amount
Royalty, stream and working interests, net
SCOOP/STACK	$207.2	$309.2
Weyburn	60.5	162.8
Other assets
Oil well equipment	$4.0	$4.7
	$271.7	$476.7